Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 6:  Shareholders' Equity

Preferred Stock - Series B Convertible Preferred Stock ("the Preferred Stock – Series B")

As of March 31, 2012, there were 5,659 shares of Preferred Stock – Series B issued and outstanding.

Common Stock

For the three months ended March 31, 2012, the Company received approximately $29 thousand for 24,000 stock options exercised.   For the three months ended March 31, 2011, the Company received approximately $22 thousand for 23,250 stock options exercised.  For the three months ended March 31, 2011, there were 380,511 warrants exercised on a cashless basis resulting in 310,897 shares of common stock issued.   In addition, the Company received proceeds of approximately $81 thousand from the exercise of warrants and issued 72,116 shares of common stock in the three months ended March 31, 2011.

Note 9 - SHAREHOLDERS' EQUITY

Preferred Stock

Preferred Stock – Series B Convertible Preferred Stock ("the Preferred Stock – Series B")

The Company has designated 10,000 shares of the Company's preferred stock as Preferred Stock – Series B at a stated value of $1,000 per share. The Preferred Stock – Series B is convertible into common stock at a conversion price of $0.75 per share. The Preferred Stock – Series B does not pay interest. The holders of the Preferred Stock – Series B are not entitled to receive dividends unless the Company's Board of Directors declare a dividend for holders of the Company's common stock and then the dividend shall be equal to the amount that such holder would have been entitled to receive if the holder converted its Preferred Stock – Series B into shares of the Company's common stock. Each share of Preferred Stock – Series B has voting rights equal to (i) the number of shares of Common Stock issuable upon conversion of such shares of Preferred Stock – Series B at such time (determined without regard to the shares of Common Stock so issuable upon such conversion in respect of accrued and unpaid dividends on such share of Preferred Stock) when the Preferred Stock – Series B votes together with the Company's Common Stock or any other class or series of stock of the Company and (ii) one vote per share of Preferred Stock when such vote is not covered by the immediately preceding clause. In the event of a liquidation, dissolution, or winding up of the Company, the Preferred Stock – Series B is entitled to receive liquidation preference before the Common Stock. The Company may at its option redeem the Preferred Stock – Series B by providing the required notice to the holders of the Preferred Stock – Series B and paying an amount equal to $1,000 multiplied by the number of shares for all of such holder's shares of outstanding Preferred Stock – Series B to be redeemed.

On December 22, 2008, the Company entered into a Securities Purchase Agreement pursuant to which the Company sold and issued an aggregate of 4,033 shares of its Preferred Stock – Series B for an aggregate price of approximately $4.03 million and warrants to purchase 1,875,467 shares of common stock at $1.03 per share. The fair value of the warrants was recorded as equity and there was no impact on the consolidated financial position or the results of operations. As of January 1, 2009, the Company adopted ASC 815 and as a result the warrants were reclassified as liabilities using a Monte Carol Simulation model to estimate the fair value of the liabilities. At each reporting date, the change in the fair value of the liability was recorded in the Consolidated Statements of Operations.

The Company and Stillwater Holdings LLC ("the Holder") signed an agreement to amend the warrant as of September 30, 2011. There were 1,000,000 shares remaining as the Holder had exercised 875,467 shares in April 2010. The Amendment changed the expiration date from December 22, 2013 to June 22, 2014 and removed the anti-dilution feature. As a result, the warrant was reclassified from a warrant liability to equity.

During the years ended December 31, 2011 and 2010, there were 20 and 60 shares of Preferred Stock - Series B converted into 26,666 and 80,000 shares of common stock, respectively. As of December 31, 2011, there were 5,659 shares of Preferred Stock – Series B issued and outstanding.

Common Stock

2011

During the year ended December 31, 2011, the Company received approximately $770 thousand for the exercise of 678,403 options and $561 thousand for 1,072,116 warrants exercised. There were 60,000 options exercised on a cashless basis resulting in 49,685 shares of common stock issued. There were 581,895 warrants exercised on a cashless basis resulting in 476,663 shares of common stock issued.

On August 24, 2011, eMagin's Board of Directors approved a stock repurchase plan authorizing the Company to repurchase common stock not to exceed $2.5 million in total value. The Company accounts for the treasury stock using the cost method. During the year ended December 31, 2011, the Company repurchased 25,000 shares at an average cost of $3.81 per share.

2010

During the year ended December 31, 2010, the Company received approximately $805 thousand for options exercised and $250 thousand for 100,000 warrants exercised. There were 5,148,811 million warrants exercised on a cashless basis resulting in 3,518,110 shares of common stock issued.

During the year ended December 31, 2010, the Company also issued 15,363 shares of common stock for payment of approximately $55 thousand for services rendered. As such, the Company recorded the fair value of the services in selling, general and administrative expenses in the accompanying consolidated statements of operations for the year ended December 31, 2010.

2009

During the year ended December 31, 2009, the Company received approximately $5 thousand for options exercised and there were 2.9 million warrants exercised on a cashless basis resulting in 726,910 shares of common stock issued.

During the year ended December 31, 2009, the Company also issued 498,533 shares of common stock for payment of approximately $304 thousand for services rendered and to be rendered in the future. As such, the Company recorded the fair value of the services in prepaid expenses and selling, general and administrative expenses in the accompanying consolidated statements of operations for the year ended December 31, 2009.

At December 31, 2008, the 522,500 shares underlying the 2007 and 2008 put options ("put options") granted to Moriah were presented on the balance sheet as redeemable common stock in the amount of $429 thousand which represented the amount for which the shares may be redeemed at the option of Moriah. On August 7, 2009, the put options expired when Moriah elected not to exercise its put options. The 522,500 shares are classified as permanent equity on the December 31, 2009 balance sheet.